IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Apr. 30, 2013
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES [Abstract]
Schedule Identified Intangible Assets and Intangible Liabilities
The Company's identified intangible assets and intangible liabilities at April 30, 2013 and 2012 were as follows:
	(in thousands)
	April 30, 2013	April 30, 2012
Identified intangible assets (included in intangible assets):
Gross carrying amount	$68,165	$92,401
Accumulated amortization	(27,708)	(47,813)
Net carrying amount	$40,457	$44,588

Indentified intangible liabilities (included in other liabilities):
Gross carrying amount	$391	$1,104
Accumulated amortization	(296)	(967)
Net carrying amount	$95	$137

Estimated Annual Amortization of Acquired Below-Market Leases, Net Of Acquired Above-Market Leases
The effect of amortization of acquired below-market leases and acquired above-market leases on rental income was approximately $(29,000), $(45,000) and $(72,000) for the twelve months ended April 30, 2013, 2012 and 2011, respectively. The estimated annual amortization of acquired below-market leases, net of acquired above-market leases for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2014	$37
2015	18
2016	14
2017	6
2018	(5)

Leases, Acquired-in-Place, Market Adjustment [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Estimated Annual Amortization of Intangibles
Amortization of all other identified intangible assets (a component of depreciation/amortization related to real estate investments) was $5.5 million, $5.5 million and $7.1 million for the twelve months ended April 30, 2013, 2012 and 2011, respectively. The estimated annual amortization of all other identified intangible assets for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2014	$4,826
2015	3,815
2016	3,598
2017	3,129
2018	2,643

Other Identified Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Estimated Annual Amortization of Intangibles
The effect of amortization of acquired below-market leases and acquired above-market leases on rental income was approximately $(29,000), $(45,000) and $(72,000) for the twelve months ended April 30, 2013, 2012 and 2011, respectively. The estimated annual amortization of acquired below-market leases, net of acquired above-market leases for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2014	$37
2015	18
2016	14
2017	6
2018	(5)